Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Leases [Abstract]
Schedule of Right-of-use Assets and Lease Liabilities

Total right-of-use (“ROU”) assets and lease liabilities are as follows:

	June 30,	December 31,
	2025	2024
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$7,838	$8,774
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$1,569	$1,612
Noncurrent (Other noncurrent liabilities)	7,583	8,361
Total operating lease liabilities	9,152	9,973
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$149	$142
Noncurrent (Other noncurrent liabilities)	37	114
Total financing lease liabilities	$186	$256
Total lease liabilities	$9,338	$10,229

Total ROU assets and lease liabilities are as follows:

	December 31,
	2024	2023
	(In thousands)
Right-of-use assets:
Net book value (Other assets)	$8,774	$10,672
Operating lease liabilities:
Current (Accrued expense and other current liabilities)	$1,612	$2,153
Noncurrent (Other noncurrent liabilities)	8,361	9,973
	9,973	12,126
Financing lease liabilities:
Current (Accrued expense and other current liabilities)	$142	$113
Noncurrent (Other noncurrent liabilities)	114	203
	$256	$316
Total lease liabilities	$10,229	$12,442

Schedule of Lease-related Balances

Information about lease-related balances were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
	(In thousands, except years and percentages)		(In thousands, except years and percentages)
Operating lease expense	$578	$746	$1,156	$1,492
Financing lease expense	40	43	80	92
Short-term lease expense	45	40	86	108
Total lease expense	$663	$829	$1,322	$1,692
Cash paid for leases	$595	$752	$1,190	$1,498
Weighted – average remaining lease term – operating leases (years)	6.8	7.5	6.8	7.5
Weighted – average discount rate – operating leases	9.0%	8.9%	9.0%	8.9%

Information about lease-related balances were as follows:

	December 31,
	2024	2023
	(In thousands, except years and percentages)
Operating lease expense	$2,830	$3,002
Financing lease expense	175	80
Short-term lease expense	195	314
Total lease expense	$3,200	$3,396
Cash paid for leases	$2,850	$2,827
Weighted – average remaining lease term – operating leases (years)	7.1	7.8
Weighted – average discount rate – operating leases	9.0%	8.8%

Schedule of Maturity of Operating Lease Liabilities

Maturity of operating lease liabilities as of June 30, 2025 are as follows:

Year Ending December 31,	(In thousands)
Remainder of 2025	$1,200
2026	2,430
2027	2,400
2028	2,490
2029	2,585
Thereafter	6,195
Total operating lease payments	$17,300
Less portion representing imputed interest	(8,148)
Total operating lease liabilities	$9,152
Less current portion	1,569
Long-term portion	$7,583

Maturity of operating lease liabilities as of December 31, 2024 are as follows:

(In thousands)
2025	2,390
2026	2,430
2027	2,400
2028	2,490
2029	2,585
Thereafter	6,194
Total operating lease payments	$18,489
Less portion representing imputed interest	(8,516)
Total operating lease liabilities	$9,973
Less current portion	1,612
Long-term portion	$8,361